Other Equity and Common Stock Transactions (Details 2) (USD $)	0 Months Ended	3 Months Ended	9 Months Ended
	Dec. 18, 2012	Apr. 30, 2013	Apr. 30, 2013
Other Equity and Common Stock Transactions
Authorized issuance of shares to University of South Florida Research Foundation	150,000
Value of shares issued to the University of South Florida Research Foundation	$ 34,500
First payment upon the start of future phase II clinical trial	50,000
Payment upon the start of future phase III clinical trial	100,000
Payment upon FDA approval	250,000
Dividends paid		$ 0	$ 0